Long-Term Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Long-Term Investments
7.	Long-term investments

The Group's long-term investments consist of:

	As of December 31,
	2020	2021
	RMB	RMB
Equity-method investments:
Qingdao Qingle Venture Capital Partnership (“Qingle”)	12,000	30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)	—	28,951
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	—	22,803
Other investments	1,349	14,416
Equity securities without readily determinable fair values:
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	36,800	63,430
AiFenLei Global Co., Ltd. (“AiFenLei”)	—	—
Other equity securities without readily determinable fair values	46,213	29,713
Investments at fair value:
China Dynamic Fund I SP	—	52,212
Total	96,362	241,527

Equity-method investments:

As of December 31, 2021, the Group held 11.95% equity interests of Qingle as its limited partner, amounted to RMB30,000 and accounted as an equity-method investment. The investment was acquired through two installments during the years ended December 31, 2020 and 2021, of RMB12,000 and RMB18,000, respectively, in cash.

7.	Long-term investments —(Continued)

 In November, 2021, the Group acquired 29.0% equity interest in Wanwuchuangxin, a limited partnership managed by an unrelated third party, as a limited partner with cash consideration of RMB29,000, and accounted for the investment as an equity-method investment.

In September, 2017, the Group disposed of its mobile phone rental platform to an entity jointly formed by shareholder of the Group and a former employee, Jinsong, and retained 30% shareholding with no board representation. The Group determined it did not have the ability to exercise significant influence over Jinsong and accounted for it under alternative measurement. In 2019, the Group made an additional RMB8,430 investment in preferred shares and RMB1,940 investment in ordinary shares. In July 2021, the Group made another RMB55,000 investment in preferred shares and was entitled to nominate one director to the board. The total equity holding was 25.71% as of December 31, 2021. The Group accounted for the investment in ordinary shares of RMB28,370 under equity-method as the Group has the ability to exert significant influence over the investee. The investment in preferred shares of RMB63,430 is accounted for as equity securities without readily determinable fair value as they are not in substance ordinary shares. For the year ended December 31, 2021, the Group recorded proportionately share of loss of RMB5,567 in share of lose in equity method investments.

In November, 2021, the Group provided a pledged guarantee of RMB150,000 for Jinsong's loan from the Chinese commercial bank. The guarantee was released in March, 2022 upon Jinsong's repayment of the loan.

Equity securities without readily determinable fair values:

In July 2019, the Group disposed of its household waste recycling business (“AiFenLei”) at zero consideration to the Founder and retained 52.5% economic rights without any voting or significant participating rights. The Group recognized RMB9,259 of loss upon disposal. The retained interest was accounted for under alternative measurement with minimal value at the time of the disposal due to the significant uncertainty associated with AiFenLei.

As of December 31, 2020 and 2021, the Group had RMB46,213 and RMB29,713, respectively, of investment in other equity securities without readily determinable fair values, accounted for using alternative measurement. For years ended December 31 2019, 2020 and 2021, the Group recorded impairment loss of RMB4,714, RMB3,500 and RMB16,500, respectively, for these alternative measurement investments.